Document And Entity Information	Dec. 27, 2023
Document Information [Line Items]
Entity, Registrant Name	CYCLO THERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Dec. 27, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-39780
Entity, Tax Identification Number	59-3029743
Entity, Address, Address Line One	6714 NW 16th Street
Entity, Address, City or Town	Gainesville
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	32653
City Area Code	386
Local Phone Number	418-8060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000922247
CommonStockParValue0001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	CYTH
Security Exchange Name	NASDAQ
WarrantsToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	CYTHW
Security Exchange Name	NASDAQ